Summary of New Accounting Pronouncements - Additional Information (Detail)	Sep. 30, 2020	Dec. 31, 2019
Accounting Standards Update 2018-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true	true
Accounting Standards Update 2017-04
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true	true